Leases - Narrative (Details) £ in Millions	1 Months Ended		3 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Apr. 30, 2019 GBP (£) contract	Jan. 31, 2019 GBP (£)	Jan. 31, 2018 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Number of operating leases | contract			2
Right-of-use assets | £			£ 1.0	£ 1.0	£ 1.4
Oxford, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		10 years
Cambridge, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	4 years